Stock Option Plan and Stock-Based Compensation - Summary of Effects of Stock-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 3,362	$ 851	$ 6,835	$ 5,174
Cost of sales
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	187	60	227	356
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	1,518	389	2,589	2,416
Sales, general and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 1,657	$ 402	$ 4,019	$ 2,402